Reconciliation of Income Taxes to Expected Statutory Federal Corporate Income Tax Rates (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Statutory federal income tax			$ 10,686,000			$ 9,733,376	$ 1,371,617
State income tax expense, net of federal tax benefit			976,000			960,704	301,091
Non-deductible expenses			82,000			30,181	26,744
Other			(64,000)
Total income tax expense	$ 807,000	$ 5,825,000	$ 11,680,000	$ 12,487,000	$ 8,210,000	$ 10,724,261	$ 1,699,452
Statutory federal income tax, rate			35.00%
State income tax expense, net of federal tax benefit			3.20%
Non-deductible expenses			0.20%
Other			(0.20%)
Total income tax expense	32.40%	38.10%	38.20%	37.80%	38.10%